Federated Hermes MDT Balanced Fund Expense Example, No Redemption - Federated Hermes MDT Balanced Fund	Jul. 31, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 581
Expense Example, No Redemption, 3 Years	858
Expense Example, No Redemption, 5 Years	1,156
Expense Example, No Redemption, 10 Years	2,001
C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	214
Expense Example, No Redemption, 3 Years	661
Expense Example, No Redemption, 5 Years	1,134
Expense Example, No Redemption, 10 Years	2,248
IS
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	114
Expense Example, No Redemption, 3 Years	356
Expense Example, No Redemption, 5 Years	617
Expense Example, No Redemption, 10 Years	1,363
R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	107
Expense Example, No Redemption, 3 Years	334
Expense Example, No Redemption, 5 Years	579
Expense Example, No Redemption, 10 Years	$ 1,283